Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contractual commitments [Line Items]
Contractual capital commitments	$ 65.3	$ 72.5
Less than 1 year
Contractual commitments [Line Items]
Contractual capital commitments	$ 65.1	$ 72.3